CHANGES IN EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Authorized share capital	R$ 88,774.8	R$ 99,580.5	R$ 80,143.8	R$ 83,327.8
Number of shares	15,761.6	15,757.7	15,753.8
Adjustments for share-based payments	R$ 420.6	R$ 392.5	R$ 331.6
Investment reserve limit percentage of net income	60.00%
Statutory reserve limit percentage of net income	5.00%
Statutory reserve limit of capital stock	20.00%
Statutory reserve supplementation cutoff percentage related to capital stock	30.00%
Amount per share, dividends (in BRL per share)		R$ 0.4228
Amount per share, Interest on capital (in BRL per share)	R$ 0.4612
Amount per share, Interest on capital (in BRL per share)	0.2690	R$ 0.2448	R$ 0.7302
Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per share, dividends (in BRL per share)	0.1276
Dividends 1 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, dividends (in BRL per share)	0.1280
Dividends 2 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, dividends (in BRL per share)	0.1283
Dividends 4 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, dividends (in BRL per share)	0.3459
Dividends 3 [Member]
IfrsStatementLineItems [Line Items]
Amount per share, dividends (in BRL per share)	R$ 0.1153
Authorized Share Capital [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital	R$ 58,275.1	R$ 58,226.0	R$ 58,177.9
Number of shares	15,761.6	15,757.7	15,753.8